Document and Entity Information	Nov. 16, 2021
Cover [Abstract]
Entity Registrant Name	GLOBAL PAYMENTS INC
Amendment Flag	false
Entity Central Index Key	0001123360
Document Type	8-K
Document Period End Date	Nov. 16, 2021
Entity File Number	001-16111
Entity Incorporation State Country Code	GA
Entity Tax Identification Number	58-2567903
Entity Address, Address Line One	3550 Lenox Road
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(770)
Local Phone Number	829-8000
Security 12b Title	Common stock, no par value
Trading Symbol	GPN
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false